UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.
Address:          #29-04, 6 Battery Road
                  Singapore 049909


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Wong
Title:            Authorized Signatory
Phone:            (212) 792-4399

Signature, Place, and Date of Signing:

/s/ Robert Wong        New York, New York        May 17, 2010
---------------        ------------------        ------------
  [Signature]            [City, State]              [Date]

Positions previously managed by Clairvoyance Capital Advisors Inc. are now managed by Clairvoyance Capital Advisors Pte. Ltd.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $146,387 (thousands)


List of Other Included Managers:

None



                                                               FORM 13F INFORMATION TABLE

                                                                     SHARES
                                TITLE OF                     VALUE   OR PRN    SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)   AMT      PRN  CALL DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------                  --------         ------    --------  --------  ---- ---- --------  --------   ----    ------   ----
CORNING INC                     COM              219350105  11,225     555,400 SH         Sole                  555,400  0       0
CYMER INC                       COM              232572107   5,562     149,123 SH         Sole                  149,123  0       0
DELL INC                        COM              24702R101     150      10,000 SH         Sole                   10,000  0       0
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109     789      43,185 SH         Sole                   43,185  0       0
FORMFACTOR INC                  COM              346375108     178      10,000 SH         Sole                   10,000  0       0
JA SOLAR HOLDINGS CO LTD        SPON ADR         466090107   6,193   1,107,818 SH         Sole                1,107,818  0       0
LDK SOLAR CO LTD                SPONSORED ADR    50183L107  16,020   2,442,075 SH         Sole                2,442,075  0       0
LG DISPLAY CO LTD               SPONS ADR REP    50186V102   1,688      95,500 SH         Sole                   95,500  0       0
MEMC ELECTR MATLS INC           COM              552715104  28,741   1,874,847 SH         Sole                1,874,847  0       0
OMNIVISION TECHNOLOGIES INC     COM              682128103  17,853   1,039,148 SH         Sole                1,039,148  0       0
ON SEMICODUCTOR CORP            COM              682189105     800     100,000 SH         Sole                  100,000  0       0
POWER INTEGRATIONS INC          COM              739276103   4,627     112,317 SH         Sole                  112,317  0       0
SKYWORKS SOLUTIONS INC          COM              83088M102  41,132   2,636,689 SH         Sole                2,636,689  0       0
SYNAPTICS INC                   COM              87157D109     842      30,488 SH         Sole                   30,488  0       0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100   4,923     469,300 SH   PUT   Sole                  469,300  0       0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100   5,664     539,906 SH         Sole                  539,906  0       0